Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies.
Commitments and Contingencies

Note 7.    Commitments and Contingencies

Operating Leases

The Company subleased office space from SCH pursuant to shared services agreements entered into in August 2019 with Strathspey Crown Limited, LLC, an affiliate of SCH, with an effective date of January 2019. The services agreements had a one-year term and renewed for successive one-year terms unless sooner terminated by either party upon sixty days’ notice to the other party. In connection with the termination of the shared services agreements with Strathspey Crown Limited, LLC, the office sublease was terminated in December 2021. The Company accounted for the previously subleased office lease as a short-term lease as of December 31, 2020.

In December 2021, the Company entered into a three-year non-cancellable lease for office space. The lease does not include variable or contingent lease payments. An operating lease asset and liability are recognized based on the present value of the remaining lease payments discounted using the Company’s incremental borrowing rate. Lease expense is recognized on a straight-line basis over the lease term. The following table summarizes supplemental balance sheet information related to the operating lease as of December 31, 2022 (in thousands):

Minimum lease payments by fiscal year
2023	$309
2024	292
Total future minimum lease payments	601
Less: Imputed interest	(77)
Present value of lease payments	524
Less: Current portion (included in other accrued expenses)	(282)
Noncurrent operating lease liability	$242
Operating lease right-of-use asset	$475
Remaining lease term in years	1.9
Discount rate	10%

The following table summarizes supplemental balance sheet information related to the operating lease as of December 31, 2021 (in thousands):

Minimum lease payments by fiscal year
2022	$248
2023	309
2024	292
Total future minimum lease payments	849
Less: Imputed interest	(117)
Present value of lease payments	732
Less: Current portion	(208)
Noncurrent operating lease liability	$524
Operating lease right-of-use asset	$729
Remaining lease term in years	2.9
Discount rate	10%

The following table summarizes supplemental disclosures of operating cost and cash flow information related to operating leases for the year ended December 31, 2022 and six months ended June 30, 2023:

			Six Months
	Years Ended		Ended
	December 31,		June 30,
	2022	2021	2023	2022
Cost of operating leases	$279	$124	$138	$141
Cash paid for operating leases	248	21	154	99

Daewoong License and Supply Agreement

On December 20, 2019, the Company entered the Daewoong Agreement, pursuant to which Daewoong agreed to manufacture and supply ABP-450 and grant the Company an exclusive license for therapeutic indications to import, distribute, promote, market, develop, offer for sale and otherwise commercialize and exploit ABP-450 in the United States, the European Union, the United Kingdom, Canada, Australia, Russia, the Commonwealth of Independent States and South Africa (collectively the “covered territories”).

Daewoong has agreed to supply the Company with ABP-450 at an agreed-upon transfer price, with no milestone or royalty payments and no minimum purchase requirements. Daewoong is responsible for all costs related to the manufacturing of ABP-450, including costs related to the operation and upkeep of its manufacturing facility, and the Company is responsible for all costs related to obtaining regulatory approval, including clinical expenses, and commercialization of ABP-450. The Company’s exclusivity is subject to its exercise of commercially reasonable efforts to: (i) achieve all regulatory approvals necessary for ABP-450 to be marketed in the territory for therapeutic indications and (ii) commercialize ABP-450 in the territory for therapeutic indications. During the term of the Daewoong Agreement, the Company cannot purchase, sell or distribute any competing products in a covered territory or sell ABP-450 outside a covered territory.

The initial term of the Daewoong Agreement is from December 20, 2019 to the later of (i) the fifth anniversary of approval from the relevant governmental authority necessary to market and sell ABP-450 or (ii) December 20, 2029, and automatically renews for unlimited additional three-year terms, provided the Daewoong Agreement is not earlier terminated. The Daewoong Agreement will terminate upon written notice by either the Company or Daewoong upon a continuing default that remains uncured within 90 days (or 30 days for a payment default) by the other party, or without notice upon the bankruptcy or insolvency of the Company.

The Company has accrued $0.2 million, $0.5 million, and $0.4 million for ABP-450 supplies as of December 31, 2022 and 2021, and June 30, 2023, respectively.

Legal Proceedings

The Company, from time to time, is involved in various litigation matters or regulatory encounters arising in the ordinary course of business that could result in unasserted or asserted claims or litigation. Other than as described below, the Company is not subject to any currently pending legal matters or claims that would have a material adverse effect on its accompanying financial position, results of operations or cash flows.

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future, but have not yet been made. The Company accrues a liability for such matters when it is probable that future expenditures will be made and such expenditures can be reasonably estimated. No amounts were accrued as of December 31, 2022 and 2021, and June 30, 2023.

Medytox Litigation

Evolus, the Company, SCH and Daewoong were defendants to a lawsuit brought by Medytox, Inc. (“Medytox”) alleging, among other things, that Daewoong stole Medytox’s botulinum toxin bacterial strain and that Daewoong misappropriated certain trade secrets of Medytox, including the process used to manufacture ABP-450 (the “Superior Court Medytox Litigation”). The lawsuit was stayed pending resolution of a civil lawsuit against Daewoong brought by Medytox in South Korea (the “Korea Litigation”). Effective February 18, 2021, Evolus, Medytox and Allergan entered into a settlement agreement pursuant to which Medytox agreed to dismiss the Superior Court Medytox Litigation. On February 23, 2021, the Superior Court Medytox Litigation was dismissed.

The Company and Daewoong were named as defendants in a lawsuit brought by Medytox in the United States District Court for the Central District of California in May 2021 (the “District Court Medytox Litigation”), alleging, among other things, that Daewoong stole Medytox’s botulinum toxin bacterial strain (the “BTX strain”), and misappropriated certain trade secrets of Medytox, including the process used to manufacture ABP-450 using the BTX strain, and that the Company’s and Daewoong’s activities conducted in the United States give rise to liability for misappropriation of trade secrets. Medytox sought, among other things, (i) actual, consequential and punitive damages, (ii) a reasonable royalty, as appropriate, (iii) disgorgement of any proceeds or profits, (iv) injunctive relief prohibiting the Company from using Medytox’s trade secrets to manufacture, offer to sell, or sell therapeutic BTX products, including ABP-450, and (v) attorneys’ fees and costs.

Effective June 21, 2021, the Company and Medytox entered into a settlement and license agreement (the “Settlement Agreement”) pursuant to which, among other things, Medytox agreed (a) to dismiss all claims against the Company in the District Court Medytox Litigation, (b) to pursue dismissal of the appeals related to the December 2020 final determination of the United States International Trade Commission and agreed that as a result of such dismissal the final determination would be vacated, (c) to file appropriate documents in the Korea Litigation and related actions in support of the terms of the settlement, and (d) not to revive or otherwise pursue the Superior Court Medytox Litigation with respect to the Company; the Company and Medytox agreed to enter into a share issuance agreement pursuant to which the Company issued 26,680,511 shares of the Company’s common stock, par value

$0.0001 per share, to Medytox; and the Company agreed to pay Medytox single-digit royalties on the net sales of licensed products for 15 years following the Company’s first $1.0 million in product sales. In the event the shares of AEON common stock the Company issued to Medytox represent less than 10% of the Company’s total outstanding shares immediately prior to the consummation of the Business Combination (the “Target Ownership”), the Company will issue additional shares of AEON common stock to Medytox sufficient to cause Medytox to achieve the Target Ownership. On May 5, 2022, the Company and Medytox amended the Settlement Agreement to clarify that the Target Ownership would be calculated on the earlier of the Company’s initial public offering or the conversion of the Company’s preferred stock into common stock.

On June 28, 2021, the claims against the Company in the District Court Medytox Litigation were dismissed with prejudice. In connection with the issuance of 26,680,511 shares of its common stock to Medytox, the Company recognized $29.0 million as litigation settlement in June 2021.